Document and Entity Information	Dec. 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 06, 2024
Entity Registrant Name	SYSTEM ENERGY RESOURCES, INC
Entity Incorporation State Country Code	AR
Entity File Number	1-09067
Entity Tax Identification Number	72-0752777
Entity Address Address Line 1	1340 Echelon Parkway
Entity Address City Or Town	Jackson
Entity Address State Or Province	MS
Entity Address Postal Zip Code	39213
City Area Code	601
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000202584